Operating Expenses	6 Months Ended
Jun. 30, 2023
Operating Expenses [Abstract]
OPERATING EXPENSES

NOTE 19. OPERATING EXPENSES

For the six months ended June 30, 2023 and 2022, operating expenses consisted of the following:

	Six months Ended
	June 30,
Research and development	2023	2022
Payroll expenses	$2,010,670	$539,204
Clinical study expenses	2,827,894	179,445
Depreciation and amortization	210,875	-
Travel expenses	100,383	13,138
Lab consumables	35,221	97
Other expenses	551,330	61,604
	$5,736,373	$793,488

	Six months Ended
	June 30,
Sales and marketing	2023	2022
Payroll	$707,833	$370,597
Consulting services	1,143,077	123,333
Product and brand advertising	2,176,808	2,247,142
Other expenses	57,943	46,942
	$4,085,661	$2,788,014

	Six months Ended
	June 30,
General and administrative	2023	2022
Payroll	$923,351	$1,132,948
Stock option expense	1,668,673	4,894,450
Depreciation and amortization	246,710	62,369
Travel and car expenses	69,924	146,861
Consulting services	1,146,792	2,005,889
IT expense	107,101	-
Training	1,050	3,755
Insurance and taxes	478,149	529,120
Rent and Premises	77,672	83,732
Other expenses	159,929	266,083
	$4,879,351	$9,125,207